Shareholders’ Equity	6 Months Ended
Jun. 30, 2022
Shareholders’ Equity [Line Items]
Shareholders’ Equity

Note 6 – Shareholders’ Equity

On January 10 and January 11, 2022, the Company entered into option settlement agreement (“Agreements”) with certain consultants of the Company. Pursuant to the Agreements, the Company exchanged 27,000 options granted to certain consultants with cash payments in an aggregate of $96 thousand. The cash payment is deemed as the sole and complete settlement of the promised options. The Company recorded an additional expense of $23 thousand for such settlement which was recorded in the statements of comprehensive loss. The Company recorded the Agreements as a reduction in share premium and capital reserve.

On January 25, 2022 and March 10, 2022, the Company’s board of directors and shareholders, respectively, approved the compensation of each of the Company’s external directors and a newly appointed director. Such compensation included the grant of 72,000 options to each such director at an exercise price of $1.43 per share, pursuant to the Company’s 2018 Employee Share Option Plan. One-third of each option award vests one year from the grant date and the remainder vests quarterly and becomes fully vested three years from the grant date. The options expire 10 years after the grant date.

On January 25, 2022, the Company’s board of directors approved the grant of aggregate amount of 192,000 options to several employees. The options have an exercise price of $2.18 per share. The options vest quarterly over three years starting January 25, 2022. The options expire 10 years after grant date.

In March 2022, the Company’s board of directors approved the grant of an aggregate amount of 41,000 options to an employee and consultant of the Company. The options have an exercise price of $3.97 and $2.18 per share, respectively. The options vest quarterly over three and one years, respectively, from the grant date. The options expire 10 years after grant date.

The following table lists the inputs used for calculation of fair value of the options granted to employees and directors during the reporting period, at the date of grant:

Grant date
Expected volatility	93.64% - 93.92%
Exercise price	2.18-3.97
Share price	1.41 – 3.97
Risk-free interest rate	1.91% - 3.14%
Dividend yield	0
Expected life	2-10

The share-based expense recognized in the statements of income were as follows:

	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2022	2021	2021

Share-based compensation expense – Research and development	855	2,210	1,969
Share-based compensation expense – General and administrative	1,953	420	1,849
Share-based compensation expense – Finance expenses	-	-	341

	2,808	2,630	4,159

In March 2022, the Company received an amount of $3,870 thousand as a result of the exercise of 645,000 warrants at an exercise price per warrant of $6.